Accounts Receivable - Schedule of Accounts Receivable (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable	$ 1,292,066	$ 40,075
Less: Allowance for doubtful accounts
Total	$ 1,292,066	$ 40,075